Bank Line of Credit	12 Months Ended
Feb. 29, 2016
Bank Line of Credit [Text Block]
15.	Bank Line of Credit

The Company has an operating bank line with a credit limit of $3,500,000 (2015 - $3,500,000) subject to the availability of eligible collateral. As at February 29, 2016, $315,700 (2015 - $613,400) of the facility was available, due to a limit on eligible collateral available. Interest is charged on the drawn-down amounts at the bank prime rate plus 1.00% to 1.50% (2015 - 1.00% to 1.50%). The operating line is collateralized by a charge on all assets of the Company and an assignment of all risk insurance on land, buildings, equipment and inventory owned by the Company. The credit facility contains four financial covenants. The bank line is subject to an annual review process.